Note 4 - Basic and Diluted Loss Per Common Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	970,571	295	11,157	193